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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10529
                                   ----------------------------

                                  THE GKM FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 11150 Santa Monica Boulevard, Suite 850    Los Angeles, California 23226
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)

                                 Timothy J. Wahl

 GKM Advisers, LLC 11150 Santa Monica Boulevard, Suite 850 Los Angeles, CA 23226
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (310) 268-2605
                                                     ---------------------------


Date of fiscal year end:         July 31, 2007
                           --------------------------


Date of reporting period:       October 31, 2006
                           --------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
================================================================================
 SHARES   COMMON STOCKS -  99.6%                                       VALUE
--------------------------------------------------------------------------------
          AIR FREIGHT & LOGISTICS - 1.4%
   5,300  FedEx Corporation                                        $    607,062
                                                                   -------------
          BIOTECHNOLOGY - 5.6%
   5,300  Amgen, Inc.*                                                  402,323
  11,400  Covance, Inc.*                                                666,900
   9,500  Dionex Corporation*                                           516,800
   4,900  Genentech, Inc.*                                              408,170
   6,000  Genzyme Corporation*                                          405,060
                                                                   -------------
                                                                      2,399,253
                                                                   -------------
          CHEMICALS - 5.2%
  12,700  Ecolab, Inc.                                                  575,945
  23,600  Scotts Miracle-Gro Company (The) - Class A                  1,167,256
   6,300  Sigma-Aldrich Corporation                                     473,193
                                                                   -------------
                                                                      2,216,394
                                                                   -------------
          COMMERCIAL SERVICES & SUPPLIES - 4.6%
  12,700  Manpower, Inc.                                                860,679
  11,700  Pitney Bowes, Inc.                                            546,507
  14,700  Waste Management, Inc.                                        550,956
                                                                   -------------
                                                                      1,958,142
                                                                   -------------
          COMMUNICATIONS EQUIPMENT - 2.6%
  21,100  Corning, Inc.*                                                431,073
  13,700  QUALCOMM, Inc.                                                498,543
  19,500  Tellabs, Inc.*                                                205,530
                                                                   -------------
                                                                      1,135,146
                                                                   -------------
          COMPUTERS & PERIPHERALS - 3.5%
  30,000  EMC Corporation*                                              367,500
  12,000  Hewlett-Packard Company                                       464,880
   7,400  International Business Machines Corporation                   683,242
                                                                   -------------
                                                                      1,515,622
                                                                   -------------
          DIVERSIFIED FINANCIAL SERVICES - 2.7%
   5,300  Bear Stearns Companies, Inc. (The)                            802,155
   4,400  Lehman Brothers Holdings, Inc.                                342,496
                                                                   -------------
                                                                      1,144,651
                                                                   -------------
          DIVERSIFIED TELECOMMUNICATIONS SERVICES - 1.7%
  37,200  Nokia Corporation - ADR                                       739,536
                                                                   -------------

THE GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
 SHARES   COMMON STOCKS -  99.6% (Continued)                           VALUE
--------------------------------------------------------------------------------
          ELECTRONIC EQUIPMENT & INSTRUMENTS - 8.0%
  13,600  Agilent Technologies, Inc.*                              $    484,160
  40,000  Flextronics International Ltd.*                               464,000
  20,800  Garmin Ltd.                                                 1,110,928
  24,800  LoJack Corporation*                                           495,008
  18,900  Trimble Navigation Ltd.*                                      873,558
                                                                   -------------
                                                                      3,427,654
                                                                   -------------
          FOOD & DRUG RETAILING - 1.8%
  10,500  Sysco Corporation                                             367,290
   6,400  Whole Foods Market, Inc.                                      408,576
                                                                   -------------
                                                                        775,866
                                                                   -------------
          HEALTH CARE EQUIPMENT & SUPPLIES - 5.9%
  11,000  Baxter International, Inc.                                    505,670
  12,700  Henry Schein, Inc.*                                           631,063
  21,000  Medtronic, Inc.                                             1,022,280
   7,500  Stryker Corporation                                           392,175
                                                                   -------------
                                                                      2,551,188
                                                                   -------------
          HEALTH CARE PROVIDERS & SERVICES - 1.0%
   8,800  UNITEDHEALTH GROUP, INC.                                      429,264
                                                                   -------------

          HOTELS, RESTAURANTS & LEISURE - 2.0%
   8,000  Boyd Gaming Corporation                                       315,760
   7,200  Harrah's Entertainment, Inc.                                  535,176
                                                                   -------------
                                                                        850,936
                                                                   -------------
          INDUSTRIAL CONGLOMERATES - 2.2%
   7,300  3M Company                                                    575,532
  10,800  General Electric Company                                      379,188
                                                                   -------------
                                                                        954,720
                                                                   -------------
          INFORMATION TECHNOLOGY CONSULTING & SERVICES - 2.6%
  17,900  Accenture Ltd. - Class A                                      589,089
   9,500  Affiliated Computer Services, Inc. - Class A*                 508,060
                                                                   -------------
                                                                      1,097,149
                                                                   -------------
          INTERNET SOFTWARE & SERVICES - 6.0%
  26,000  Cisco Systems, Inc.*                                          627,380
   3,600  Google, Inc. - Class A*                                     1,715,004
  12,000  RADVISION Ltd.*                                               230,040
                                                                   -------------
                                                                      2,572,424
                                                                   -------------

THE GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
 SHARES   COMMON STOCKS -  99.6% (Continued)                           VALUE
--------------------------------------------------------------------------------
          MACHINERY - 1.7%
   2,600  Caterpillar, Inc.                                        $    157,846
  18,100  Pall Corporation                                              577,390
                                                                   -------------
                                                                        735,236
                                                                   -------------
          MEDIA - 7.2%
  13,500  Comcast Corporation - Class A*                                549,045
   8,600  Harman International Industries, Inc.                         880,210
  10,300  McGraw-Hill Companies, Inc. (The)                             660,951
  10,500  Meredith Corporation                                          551,250
  15,000  Walt Disney Company (The)                                     471,900
                                                                   -------------
                                                                      3,113,356
                                                                   -------------
          METALS & MINING - 1.2%
   9,000  Nucor Corporation                                             525,690
                                                                   -------------

          PERSONAL PRODUCTS - 1.0%
   8,200  Alberto-Culver Company                                        416,642
                                                                   -------------
          PHARMACEUTICALS - 10.9%
  14,000  Abbott Laboratories                                           665,140
  27,400  deCODE genetics, Inc.*                                        145,768
  26,000  Eli Lilly & Company                                         1,456,260
  13,000  Novartis AG - ADR                                             789,490
  30,000  Pfizer, Inc.                                                  799,500
  12,600  Teva Pharmaceutical Industries Ltd. - ADR                     415,422
   8,000  Wyeth                                                         408,240
                                                                   -------------
                                                                      4,679,820
                                                                   -------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
  33,000  Applied Materials, Inc.                                       573,870
  13,700  Intel Corporation                                             292,358
   7,400  Texas Instruments, Inc.                                       223,332
                                                                   -------------
                                                                      1,089,560
                                                                   -------------
          SOFTWARE - 12.2%
  19,000  Adobe Systems, Inc.                                           726,750
  21,200  Citrix Systems, Inc.*                                         626,036
  32,000  Intuit, Inc.*                                               1,129,600
  40,000  Microsoft Corporation                                       1,148,400
  60,000  Oracle Corporation*                                         1,108,200
  10,500  SAP AG - Sponsored ADR                                        521,220
                                                                   -------------
                                                                      5,260,206
                                                                   -------------

THE GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
 SHARES   COMMON STOCKS -  99.6% (Continued)                           VALUE
--------------------------------------------------------------------------------
          SPECIALTY RETAIL - 3.8%
  13,700  Bed Bath & Beyond, Inc.*                                 $    551,973
  17,250  Men's Wearhouse, Inc. (The)                                   687,413
  13,700  PETsMART, Inc.                                                394,286
                                                                   -------------
                                                                      1,633,672
                                                                   -------------
          TRADING COMPANIES & DISTRIBUTORS - 1.2%
   7,300  Grainger (W.W.), Inc.                                         531,294
                                                                   -------------

          WIRELESS TELECOMMUNICATION SERVICES - 1.1%
  12,700  Amdocs Ltd.*                                                  492,252
                                                                   -------------

          TOTAL COMMON STOCKS (Cost $31,310,989)                   $ 42,852,735
                                                                   -------------

================================================================================
 SHARES   MONEY MARKET FUNDS - 0.6%                                    VALUE
--------------------------------------------------------------------------------

 260,311  First American Treasury Obligations Fund - Class Y       $    260,311
           (Cost $260,311)                                         -------------

          TOTAL INVESTMENTS AT VALUE - 100.2% (Cost $31,571,300)   $ 43,113,046

          LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)                (87,733)
                                                                   -------------

          NET ASSETS - 100.0%                                      $ 43,025,313
                                                                   =============

* Non-income producing security
ADR - American Depositary Receipt


See accompanying notes to portfolio of investments.

THE GKM FUNDS
GKM GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)
================================================================================


1.   SECURITIES VALUATION

     Equity securities of the GKM Growth Fund generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when GKM Advisers, LLC (the "Adviser") believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of The GKM Funds.

2.   SECURITY TRANSACTIONS

     Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.   FEDERAL INCOME TAX

     The following is computed on a tax basis for each item as of October 31, 2006:

             Cost of portfolio investments       $      31,571,300
                                                 ==================

             Gross unrealized appreciation       $      12,153,713
             Gross unrealized depreciation                (611,967)
                                                 ------------------

             Net unrealized appreciation         $      11,541,746
                                                 ==================

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The GKM Funds
             -------------------------------------------------------------------



By (Signature and Title)*  /s/ Timothy J. Wahl
                           -----------------------------------------------------
                           Timothy J. Wahl, President


Date        December 20, 2006
      -----------------------------------






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ Timothy J. Wahl
                           -----------------------------------------------------
                           Timothy J. Wahl, President

Date        December 20, 2006
      -----------------------------------



By (Signature and Title)*  /s/ Mark J. Seger
                           -----------------------------------------------------
                            Mark J. Seger, Treasurer

Date        December 20, 2006
      -----------------------------------




* Print the name and title of each signing officer under his or her signature.